OTHER PAYABLES - Third Party (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Other Payables [Line Items]
Total	¥ 2,299,233	$ 361,435	¥ 9,862,762
Third Party.
Other Payables [Line Items]
Professional service fees	676,801	106,393	7,940,481
Distributors and employees	1,179,786	185,460	1,488,329
Accrued expenses	207,329	32,592	206,051
Others	235,317	36,990	227,901
Total	¥ 2,299,233	$ 361,435	¥ 9,862,762